Income Taxes (Components of Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current:
Domestic	¥ 42,401	¥ 81,023	¥ 96,231
Foreign	71,947	78,992	52,885
Total current tax expense	114,348	160,015	149,116
Deferred:
Domestic	(256,093)	55,927	(111,341)
Foreign	728	(5,226)	9,400
Total deferred tax expense (benefit)	(255,365)	50,701	(101,941)
Total income tax expense (benefit)	¥ (141,017)	¥ 210,716	¥ 47,175